Concentrations	3 Months Ended
Mar. 31, 2013
Concentration Risk Disclosure [Text Block]
NOTE 11.  Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers. No provision was made for doubtful accounts at March 31, 2013, or December 31, 2012.

Customers accounting for more than 10% of either total revenues during the three months ended March 31, 2013 or 2012, or accounts receivable as at March 31, 2013 or December 31, 2012, are tabulated as follows:

	Revenues, Three Months Ended March 31,				Accounts Receivable,
	2013		2012		March 31, 2013		December 31, 2012

Customer A	$83,723	47%	$—	—	$158,685	38%	$—	—
Customer B	$83,333	47%	$—	—	$250,000	60%	$—	—
Customer C	$5,408	3%	$—	—	$—	—	$150,145	49%
Customer D	$—	—	$—	—	$—	—	$140,000	45%
Customer E	$—	—	$27,754	38%	$—	—	$—	—
Customer F	$—	—	$15,000	20%	$—	—	$—	—
Customer G	$—	—	$12,715	17%	$—	—	$—	—